Lease Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Rental Payment
Periods	Basic Monthly Rent
June 1, 2021 through May 31, 2022	$36,000 per month
June 1, 2022 through May 31, 2023	$39,000 per month
June 1, 2023 through May 31, 2024	$42,000 per month
June 1, 2024 through May 31, 2025	$43,260 per month

On May 31, 2019, MediFarm LLC renewed lease agreement with Vegas Godspeed LLC for the operation of its division Jade- Desert Inn (previously known as Blum Desert Inn) at the street address of 1130 Desert Inn Road, Las Vegas, NV 89109, in Las Vegas, Nevada. The lease term is of six years expiring in May 31, 2024.

The scheduled rental payment as per the lease agreement is as follows:

Periods	Basic Monthly Rent
June 1, 2019 through May 31,2020	$9,334.74 per month (First Floor)
$1,050.48 per month (Basement)

June 1, 2020 through May 31, 2021	$9,614.78 per month (First Floor)
$1,081.99 per month (Basement)

June 1, 2021 through May 31, 2022	$9,903.23 per month (First Floor)
$1,114.45 per month (Basement)

June 1, 2022 through May 31, 2023	$10,200.32 per month (First Floor)
$1,147.89 per month (Basement)

June 1, 2023 through May 31, 2024	$10,506.33 per month (First Floor)
$1,182.32 per month (Basement)

The scheduled rental payment as per the lease agreement as follows

Periods	Basic Monthly Rent
June 1, 2021 through May 31, 2022	$36,000 per month
June 1, 2022 through May 31, 2023	$39,000 per month
June 1, 2023 through May 31, 2024	$42,000 per month
June 1, 2024 through May 31, 2025	$43,260 per month

The rent increases 3% per year after year 2025.

On May 31, 2019, MediFarm LLC renewed lease agreement with Vegas Godspeed LLC for the operation of its division Blum- Desert Inn at the street address of 1130 Desert Inn Road, Las Vegas, NV 89109, in Las Vegas, Nevada. The lease term is of six years expiring in May 31, 2024.

The scheduled rental payment as per the lease agreement as follows

Periods	Basic Monthly Rent
June 1, 2019 through May 31, 2020	$9,334.74 per month (First Floor)
$1,050.48 per month (Basement)

June 1, 2020 through May 31, 2021	$9,614.78 per month (First Floor)
$1,081.99 per month (Basement)

June 1, 2021 through May 31, 2022	$9,903.23 per month (First Floor)
$1,114.45 per month (Basement)

June 1, 2022 through May 31, 2023	$10,200.32 per month (First Floor)
$1,147.89 per month (Basement)

June 1, 2023 through May 31, 2024	$10,506.33 per month (First Floor)
$1,182.32 per month (Basement)